Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
State Farm Growth Fund
Shareholder Report [Line Items]
Fund Name	State Farm Growth Fund
Class Name	State Farm Growth Fund
Trading Symbol	STFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Farm Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Growth Fund	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 8,923,302,431
Holdings Count | Holding	295
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$ 8,923,302,431
Total number of portfolio holdings	295
Portfolio turnover rate	12%

Holdings [Text Block]
Industry Sector as a % of Net Assets
Information Technology	29.65%
Health Care	14.04%
Industrials	10.43%
Communication Services	9.90%
Consumer Staples	9.88%
Materials	7.51%
Financials	5.87%
Consumer Discretionary	5.16%
Energy	3.32%
Other less than 2%	4.22%

State Farm Balanced Fund
Shareholder Report [Line Items]
Fund Name	State Farm Balanced Fund
Class Name	State Farm Balanced Fund
Trading Symbol	STFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Farm Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Balanced Fund	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,614,045,617
Holdings Count | Holding	2,019
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$ 2,614,045,617
Total number of portfolio holdings	2,019
Portfolio turnover rate	11%
Stocks/Bonds Allocation	71% / 29%

Holdings [Text Block]
Industry Sector as a % of Net Assets
Information Technology	19.57%
Health Care	10.66%
Communication Services	8.55%
Industrials	8.42%
Materials	6.36%
Consumer Staples	6.35%
Financials	3.89%
Consumer Discretionary	2.49%
Energy	2.35%
U.S. Treasury Obligations	18.08%
Corporate Bonds	8.08%
Other	5.30%

State Farm Interim Fund
Shareholder Report [Line Items]
Fund Name	State Farm Interim Fund
Class Name	State Farm Interim Fund
Trading Symbol	SFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Farm Interim Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Interim Fund	$ 8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 296,103,343
Holdings Count | Holding	132
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$ 296,103,343
Total number of portfolio holdings	132
Portfolio turnover rate	25%

Holdings [Text Block]	Maturity Range as a % of Net Assets
0 - 1 Years	0.19%
1 - 2 Years	31.60%
2 - 3 Years	26.58%
3 - 4 Years	19.35%
4 - 5 Years	20.43%
5 - 6 Years	1.26%

State Farm Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	State Farm Municipal Bond Fund
Class Name	State Farm Municipal Bond Fund
Trading Symbol	SFBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Farm Municipal Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $1
0,
000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Municipal Bond Fund	$ 8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 494,790,624
Holdings Count | Holding	380
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$ 494,790,624
Total number of portfolio holdings	380
Portfolio turnover rate	18%

Holdings [Text Block]	Maturity Range as a % of Net Assets
0-6 Years	25.52%
6-12 Years	50.69%
12-22 Years	24.26%
22+ Years	0.00%